FEDERALLY GUARANTEED LOAN	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Federally Guaranteed Loan
FEDERALLY GUARANTEED LOAN

7. FEDERALLY GUARANTEED LOAN

Economic Injury Disaster Loan (“EIDL”)

In April 2020, the Company received $370,900 from the U.S. Small Business Administration (SBA) under the captioned program. The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in the first 12 months. The Company may prepay the loan without penalty at will.

In May 2021, the Company received an additional $499,900 from the SBA under the same terms.

As of December 31, 2023, the Company recorded accrued interest of $35,846 for the EIDL loan (March 31, 2023: $65,247).

Interest expense on the above loan was $8,231 and $8,230 for the three months ended December 31, 2023 and 2022, respectively, and $24,603 and $24,602 for the nine months ended December 31, 2023 and 2022, respectively.

7. FEDERALLY GUARANTEED LOAN

Economic Injury Disaster Loan (“EIDL”)

In April 2020, the Company received $370,900 from the U.S. Small Business Administration (SBA) under the captioned program. The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in its first 12 months. The Company may prepay the loan without penalty at will.

In May 2021, the Company received an additional $499,900 from the SBA under the same terms.

As of March 31, 2023, the Company recorded accrued interest of $65,247 for the EIDL loan (March 31, 2022: $44,233).

Interest expense on the above loan was $32,654 and $44,233 for the years ended March 31, 2023 and 2022, respectively.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)